Related parties (Detail 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Outstanding Balances For Related Party Transactions [Line Items]
Carrying amount at the beginning of the year	$ 217	$ 251
Additions	664	402
Reductions	(716)	(438)
Foreign currency translation	18	1
Carrying amount at the end of the year	183	217
of which: unsecured loans and receivables	174	209
Other transactions with associates and joint ventures
Payments to associates and joint ventures for goods and services received	155	138
Fees received for services provided to associates and joint ventures	10	4
Liabilities to associates and joint ventures	103	90
Commitments and contingent liabilities to associates and joint ventures	$ 8	$ 7